YieldMax TSLA Option Income Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 63.6%		Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025 (a)		$208,752,000	$208,728,484
3.88%, 01/15/2026 (a)		486,188,000	485,341,902
TOTAL U.S. TREASURY SECURITIES (Cost $694,212,008)			694,070,386

PURCHASED OPTIONS - 10.5%(b)	Notional Amount	Contracts
Call Options - 10.5%			$–
Tesla, Inc. (c)(d)(e)		–	$–
Expiration: 08/01/2025; Exercise Price: $342.50	$123,308,000	4,000	28,000
Expiration: 08/01/2025; Exercise Price: $345.00	61,654,000	2,000	13,000
Expiration: 08/01/2025; Exercise Price: $350.00	199,080,766	6,458	29,061
Expiration: 08/01/2025; Exercise Price: $355.00	184,962,000	6,000	21,000
Expiration: 08/08/2025; Exercise Price: $340.00	92,481,000	3,000	325,500
Expiration: 08/08/2025; Exercise Price: $342.50	75,279,534	2,442	225,885
Expiration: 08/08/2025; Exercise Price: $345.00	105,120,070	3,410	271,095
Expiration: 09/19/2025; Exercise Price: $290.00	814,141,070	26,410	86,426,725
Expiration: 09/19/2025; Exercise Price: $295.00	286,629,446	9,298	27,545,325
TOTAL PURCHASED OPTIONS (Cost $115,827,293)			114,885,591

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 30.2%		Par
4.19%, 08/14/2025 (a)(f)		$16,345,000	16,319,856
4.19%, 11/06/2025 (a)(f)		198,301,000	196,055,558
4.06%, 02/19/2026 (a)(f)		88,831,000	86,802,347
4.04%, 07/09/2026 (a)(f)		30,820,000	29,664,606
TOTAL U.S. TREASURY BILLS (Cost $328,964,500)			328,842,367

MONEY MARKET FUNDS - 1.4%		Shares
First American Government Obligations Fund - Class X, 4.23%(g)		15,624,753	15,624,753
TOTAL MONEY MARKET FUNDS (Cost $15,624,753)			15,624,753

TOTAL INVESTMENTS - 105.7% (Cost $1,154,628,554)			1,153,423,097
Liabilities in Excess of Other Assets - (5.7)%			(61,846,913)
TOTAL NET ASSETS - 100.0%			$1,091,576,184
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	All or a portion of this security has been pledged to the broker in connection with written options as of July 31, 2025.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized effective yield as of July 31, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax TSLA Option Income Strategy ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (4.6)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
Tesla, Inc. (a)(b)		–	$–
Expiration: 08/01/2025; Exercise Price: $317.50	$(123,308,000)	(4,000)	$(310,000)
Expiration: 08/01/2025; Exercise Price: $320.00	(258,885,146)	(8,398)	(419,900)
Expiration: 08/01/2025; Exercise Price: $322.50	(168,253,766)	(5,458)	(177,385)
Expiration: 08/01/2025; Exercise Price: $325.00	(184,962,000)	(6,000)	(141,000)
Expiration: 08/01/2025; Exercise Price: $327.50	(92,481,000)	(3,000)	(52,500)
Expiration: 08/08/2025; Exercise Price: $320.00	(92,481,000)	(3,000)	(1,252,500)
Expiration: 08/08/2025; Exercise Price: $322.50	(75,279,534)	(2,442)	(854,700)
Expiration: 08/08/2025; Exercise Price: $325.00	(105,120,070)	(3,410)	(1,007,655)
Total Call Options			(4,215,640)

Put Options - (4.2)%
Tesla, Inc. (a)(b)(c)		–	$–
Expiration: 09/19/2025; Exercise Price: $290.01	(814,141,070)	(26,410)	(32,425,467)
Expiration: 09/19/2025; Exercise Price: $295.01	(286,629,446)	(9,298)	(13,150,628)
Total Put Options			(45,576,095)
TOTAL WRITTEN OPTIONS (Premiums received $108,123,388)			$(49,791,735)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

YieldMax TSLA Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$694,070,386	$–	$694,070,386
Purchased Options	–	114,885,591	–	114,885,591
U.S. Treasury Bills	–	328,842,367	–	328,842,367
Money Market Funds	15,624,753	–	–	15,624,753
Total Investments	$15,624,753	$1,137,798,344	$–	$1,153,423,097

Liabilities:
Investments:
Written Options	$–	$(49,791,735)	$–	$(49,791,735)
Total Investments	$–	$(49,791,735)	$–	$(49,791,735)